Debt - Summary of Debt, Including Drawings Under Credit Lines (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt	$ 25,276	$ 26,301
Hedging effects, bond premium/discount, and unamortized issuance costs	(65)	(31)
Bonds [Member]
Debt Instrument [Line Items]
Debt	8,613	8,289
Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	7,691	8,260
Hedging effects, bond premium/discount, and unamortized issuance costs	(34)	(11)
Industrial Activities [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Debt	997	1,046
Industrial Activities [Member] | Bonds [Member]
Debt Instrument [Line Items]
Debt	4,944	5,009
Financial services [Member]
Debt Instrument [Line Items]
Debt	20,061	21,176
Hedging effects, bond premium/discount, and unamortized issuance costs	(31)	(20)
Financial services [Member] | Intersegment Debt [Member]
Debt Instrument [Line Items]
Debt	1,479	2,089
Financial services [Member] | Bonds [Member]
Debt Instrument [Line Items]
Debt	3,669	3,280
Payable in 2016, interest rate of 7.250% [Member]
Debt Instrument [Line Items]
Debt		254
Payable in 2016, interest rate of 7.250% [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt		254
Payable in 2017, interest rate of 7.875% [Member]
Debt Instrument [Line Items]
Debt	636	1,500
Payable in 2017, interest rate of 7.875% [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	636	1,500
Payable in 2018, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt	1,265	1,306
Payable in 2018, interest rate of 6.250% [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	1,265	1,306
Payable in 2019, interest rate of 2.750% [Member]
Debt Instrument [Line Items]
Debt	1,054	1,089
Payable in 2019, interest rate of 2.750% [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	1,054	1,089
Payable in 2021, interest rate of 2.875% [Member]
Debt Instrument [Line Items]
Debt	738	762
Payable in 2021, interest rate of 2.875% [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	738	762
Payable in 2023, interest rate of 2.875% [Member]
Debt Instrument [Line Items]
Debt	527
Payable in 2023, interest rate of 2.875% [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	527
Payable in 2023, interest rate of 4.500% [Member]
Debt Instrument [Line Items]
Debt	600
Payable in 2023, interest rate of 4.500% [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	600
Payable in 2025, interest rate of 3.500% [Member]
Debt Instrument [Line Items]
Debt	105	109
Payable in 2025, interest rate of 3.500% [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	105	109
Payable in 2028, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	53
Payable in 2028, interest rate of 3.875% [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	53
Payable in 2016, interest rate of 6.250% [Member]
Debt Instrument [Line Items]
Debt		500
Payable in 2016, interest rate of 6.250% [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt		500
Payable in 2017, interest rate of 3.250% [Member]
Debt Instrument [Line Items]
Debt	500	500
Payable in 2017, interest rate of 3.250% [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt	500	500
Payable in 2018, interest rate of 3.625% [Member]
Debt Instrument [Line Items]
Debt	600	600
Payable in 2018, interest rate of 3.625% [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt	600	600
Payable in 2018, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	600	600
Payable in 2018, interest rate of 3.875% [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt	600	600
Payable in 2019, interest rate of 3.375% [Member]
Debt Instrument [Line Items]
Debt	500	500
Payable in 2019, interest rate of 3.375% [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt	500	500
Payable in 2020, interest rate of 4.375% [Member]
Debt Instrument [Line Items]
Debt	600	600
Payable in 2020, interest rate of 4.375% [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt	600	600
Payable in 2021, interest rate of 4.875% [Member]
Debt Instrument [Line Items]
Debt	500
Payable in 2021, interest rate of 4.875% [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt	500
Payable in 2021, interest rate of 3.875% [Member]
Debt Instrument [Line Items]
Debt	400
Payable in 2021, interest rate of 3.875% [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt	400
Asset-backed debt [Member]
Debt Instrument [Line Items]
Debt	11,784	12,999
Asset-backed debt [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	8	13
Asset-backed debt [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt	11,776	12,986
Other Debt [Member]
Debt Instrument [Line Items]
Debt	4,879	5,013
Other Debt [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	1,742	2,192
Other Debt [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt	$ 3,137	$ 2,821